Reserves - Reconciliation (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 1999 USD ($)	Dec. 31, 1993 GBP (£)
Disclosure of reserves within equity
Foreign exchange arising on consolidation	$ 2,387	$ (957)	$ 608
Foreign exchange arising on designated liabilities in net investment hedges	18	(122)	24
Fair value movements on derivatives designated in net investment hedges	14	39	44
Cumulative gain (loss) on cost of hedging	(42)	(43)	(22)
Gain (loss) on cost of hedging	1	(21)	(19)
Reserve of exchange differences on translation, hedging relationships for which hedge accounting is no longer applied	527
Other reserves
Disclosure of reserves within equity
Reserves from cancellation of share premium account | £					£ 1,255
Reserve from redenomination of share capital				$ 157
Retained earnings
Disclosure of reserves within equity
Cumulative translation differences included within Retained earnings, beginning of period	(4,069)	(3,014)	(3,694)
Foreign exchange arising on consolidation	2,387	(957)	608
Exchange adjustments on goodwill (recorded against other reserves)	23	(15)	4
Foreign exchange arising on designated liabilities in net investment hedges	18	(122)	24
Fair value movements on derivatives designated in net investment hedges	14	39	44
Net exchange movement in Retained earnings	2,442	(1,055)	680
Cumulative translation differences included within Retained earnings, end of period	(1,627)	$ (4,069)	$ (3,014)
Bonds designated as hedged items in net investment hedges
Disclosure of reserves within equity
Foreign exchange arising on designated liabilities in net investment hedges	(137)
Contingent consideration and other liabilities designated as hedged items in net investment hedges
Disclosure of reserves within equity
Foreign exchange arising on designated liabilities in net investment hedges	155
Contingent consideration and other liabilities designated as hedged items in net investment hedges | BMS's share of Global Diabetes Alliance
Disclosure of reserves within equity
Foreign exchange arising on designated liabilities in net investment hedges	$ 152